ACQUISITIONS AND GOODWILL - Consideration (Details) - Consideration - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Settlement of consideration	¥ 19,888	¥ 1,460,814	¥ 4,221,171
Remaining consideration payable	¥ 125,457	¥ 151,620